Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000012080 | Gilead Sciences, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.80%
C000012080 | Amgen, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012080 | Vertex Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012080 | Regeneron Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012080 | Alnylam Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012080 | Insmed, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012080 | Argenx SE, , , 0
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012080 | Biogen, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012080 | Natera, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012080 | United Therapeutics Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012080 | Biotechnology
Holdings [Line Items]
Percent of Total Investments	89.40%
C000012080 | Life Sciences Tools & Services
Holdings [Line Items]
Percent of Total Investments	6.40%
C000012080 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012080 | Health Care Providers & Services
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012080 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012040 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012040 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012040 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012040 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012040 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012040 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012040 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012040 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012040 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012040 | Berkshire Hathaway, Inc., B, , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012040 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.90%
C000012040 | Financials
Holdings [Line Items]
Percent of Total Investments	12.60%
C000012040 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.30%
C000012040 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.90%
C000012040 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.40%
C000012040 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.00%
C000012040 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012040 | Energy
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012040 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012040 | Materials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012040 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012047 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012047 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012047 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012047 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012047 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012047 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012047 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012047 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012047 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012047 | Berkshire Hathaway, Inc., B, , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012047 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.00%
C000012047 | Financials
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012047 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.50%
C000012047 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.90%
C000012047 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012047 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000012047 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.00%
C000012047 | Energy
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012047 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012047 | Materials
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012047 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012082 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012082 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.80%
C000012082 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012082 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012082 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012082 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012082 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012082 | Netflix, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012082 | Micron Technology, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012082 | Palantir Technologies, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012082 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	34.30%
C000012082 | Software
Holdings [Line Items]
Percent of Total Investments	23.20%
C000012082 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012082 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	11.60%
C000012082 | IT Services
Holdings [Line Items]
Percent of Total Investments	5.40%
C000012082 | Electronic Equipment, Instruments & Components
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012082 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012082 | Entertainment
Holdings [Line Items]
Percent of Total Investments	3.50%
C000012085 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012085 | Palantir Technologies, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	8.80%
C000012085 | Oracle Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012085 | Salesforce, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.40%
C000012085 | Palo Alto Networks, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012085 | Intuit, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.80%
C000012085 | AppLovin Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012085 | ServiceNow, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.40%
C000012085 | Adobe, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012085 | Crowdstrike Holdings, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012085 | Software
Holdings [Line Items]
Percent of Total Investments	96.40%
C000012085 | Interactive Media & Services
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012085 | Entertainment
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012202 | Praxis Precision Medicines, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012202 | Applied Digital Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012202 | Applied Optoelectronics, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012202 | Cogent Biosciences, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012202 | Terns Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012202 | Terawulf, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012202 | Energy Fuels, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012202 | Cipher Digital, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012202 | Celcuity, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012202 | Vistance Networks, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012202 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.30%
C000012202 | Financials
Holdings [Line Items]
Percent of Total Investments	19.50%
C000012202 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012202 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.40%
C000012202 | Health Care
Holdings [Line Items]
Percent of Total Investments	29.70%
C000012202 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.90%
C000012202 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012202 | Energy
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012202 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012202 | Materials
Holdings [Line Items]
Percent of Total Investments	3.90%
C000012202 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.50%
C000254700 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	11.50%
C000254700 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	10.10%
C000254700 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	7.40%
C000254700 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254700 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000254700 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.10%
C000254700 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254700 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000254700 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.40%
C000254700 | Walmart, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254700 | Information Technology
Holdings [Line Items]
Percent of Total Investments	55.30%
C000254700 | Communication Services
Holdings [Line Items]
Percent of Total Investments	17.80%
C000254700 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.40%
C000254700 | Health Care
Holdings [Line Items]
Percent of Total Investments	4.00%
C000254700 | Industrials
Holdings [Line Items]
Percent of Total Investments	1.10%
C000254700 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	9.60%
C000254700 | Materials
Holdings [Line Items]
Percent of Total Investments	1.80%
C000254699 | Vertex Pharmaceuticals, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254699 | Palo Alto Networks, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.10%
C000254699 | Intuit, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.80%
C000254699 | AppLovin Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.90%
C000254699 | Adobe, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000254699 | Booking Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.10%
C000254699 | ASML Holding NV (Registered), NYRS, , , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254699 | Comcast Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.40%
C000254699 | Starbucks Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.40%
C000254699 | Constellation Energy Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.40%
C000254699 | Information Technology
Holdings [Line Items]
Percent of Total Investments	37.00%
C000254699 | Financials
Holdings [Line Items]
Percent of Total Investments	1.00%
C000254699 | Communication Services
Holdings [Line Items]
Percent of Total Investments	6.70%
C000254699 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	17.30%
C000254699 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000254699 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000254699 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.80%
C000254699 | Energy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000254699 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.40%
C000254699 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012086 | Exxon Mobil Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	10.90%
C000012086 | Chevron Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012086 | ConocoPhillips, , , 0
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012086 | Newmont Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012086 | Enbridge, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.00%
C000012086 | Agnico Eagle Mines Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012086 | Canadian Natural Resources Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012086 | Williams Cos., Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012086 | Freeport-McMoRan, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
C000012086 | Suncor Energy, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012086 | Oil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Total Investments	65.00%
C000012086 | Metals & Mining
Holdings [Line Items]
Percent of Total Investments	19.50%
C000012086 | Energy Equipment & Services
Holdings [Line Items]
Percent of Total Investments	6.80%
C000012086 | Construction Materials
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012086 | Containers & Packaging
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012086 | Paper & Forest Products
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012074 | Bloom Energy Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012074 | Coeur Mining, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012074 | Fabrinet, , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012074 | Nextpower, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012074 | EchoStar Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012074 | Credo Technology Group Holding Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012074 | Kratos Defense & Security Solutions, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012074 | Advanced Energy Industries, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012074 | Sterling Infrastructure, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012074 | Hecla Mining Co., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012074 | Information Technology
Holdings [Line Items]
Percent of Total Investments	14.10%
C000012074 | Financials
Holdings [Line Items]
Percent of Total Investments	17.10%
C000012074 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.60%
C000012074 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012074 | Health Care
Holdings [Line Items]
Percent of Total Investments	17.70%
C000012074 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.30%
C000012074 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012074 | Energy
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012074 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012074 | Materials
Holdings [Line Items]
Percent of Total Investments	4.90%
C000012074 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.30%
C000012073 | Bloom Energy Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012073 | Fabrinet, , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012073 | Nextpower, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012073 | Credo Technology Group Holding Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012073 | Kratos Defense & Security Solutions, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012073 | Advanced Energy Industries, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012073 | Sterling Infrastructure, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012073 | Bridgebio Pharma, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012073 | Guardant Health, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012073 | Modine Manufacturing Co., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012073 | Information Technology
Holdings [Line Items]
Percent of Total Investments	19.80%
C000012073 | Financials
Holdings [Line Items]
Percent of Total Investments	9.50%
C000012073 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012073 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012073 | Health Care
Holdings [Line Items]
Percent of Total Investments	24.50%
C000012073 | Industrials
Holdings [Line Items]
Percent of Total Investments	23.80%
C000012073 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000012073 | Energy
Holdings [Line Items]
Percent of Total Investments	3.70%
C000012073 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012073 | Materials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012073 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012072 | Praxis Precision Medicines, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Coeur Mining, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012072 | EchoStar Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012072 | Hecla Mining Co., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012072 | TTM Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012072 | SM Energy Co., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Fluor Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | UMB Financial Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | CareTrust REIT, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Vaxcyte, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012072 | Information Technology
Holdings [Line Items]
Percent of Total Investments	8.20%
C000012072 | Financials
Holdings [Line Items]
Percent of Total Investments	24.90%
C000012072 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012072 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.20%
C000012072 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.80%
C000012072 | Industrials
Holdings [Line Items]
Percent of Total Investments	12.50%
C000012072 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012072 | Energy
Holdings [Line Items]
Percent of Total Investments	9.80%
C000012072 | Utilities
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012072 | Materials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012072 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.70%
C000183467 | Insmed, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000183467 | iShares Russell 2000 ETF, , , 0
Holdings [Line Items]
Percent of Total Investments	41.70%
C000183467 | Sandisk Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000183467 | Ciena Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000183467 | Lumentum Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000183467 | Comfort Systems USA, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000183467 | Coherent Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000183467 | EMCOR Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000183467 | Rocket Lab Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.50%
C000183467 | Tapestry, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.40%
C000183467 | Information Technology
Holdings [Line Items]
Percent of Total Investments	9.10%
C000183467 | Financials
Holdings [Line Items]
Percent of Total Investments	8.10%
C000183467 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.70%
C000183467 | Health Care
Holdings [Line Items]
Percent of Total Investments	5.20%
C000183467 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.90%
C000183467 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000183467 | Energy
Holdings [Line Items]
Percent of Total Investments	2.40%
C000183467 | Materials
Holdings [Line Items]
Percent of Total Investments	3.40%
C000183467 | Real Estate
Holdings [Line Items]
Percent of Total Investments	3.80%
C000183467 | Investment Funds
Holdings [Line Items]
Percent of Total Investments	41.70%
C000183467 | Other Sectors
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012068 | Sandisk Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012068 | Corning, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012068 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012068 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012068 | Western Digital Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.70%
C000012068 | Bank of New York Mellon Corp. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012068 | Quanta Services, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012068 | Valero Energy Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012068 | Cummins, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012068 | Marathon Petroleum Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.60%
C000012068 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.00%
C000012068 | Financials
Holdings [Line Items]
Percent of Total Investments	13.60%
C000012068 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012068 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.70%
C000012068 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.30%
C000012068 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.00%
C000012068 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012068 | Energy
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012068 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.50%
C000012068 | Materials
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012068 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.70%
C000012066 | Vertiv Holdings Co., A, , 0
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012066 | Howmet Aerospace, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012066 | Quanta Services, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012066 | Royal Caribbean Cruises Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012066 | Hilton Worldwide Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.50%
C000012066 | Cloudflare, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012066 | Cencora, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012066 | Targa Resources Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.90%
C000012066 | Vistra Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012066 | Monolithic Power Systems, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.80%
C000012066 | Information Technology
Holdings [Line Items]
Percent of Total Investments	15.50%
C000012066 | Financials
Holdings [Line Items]
Percent of Total Investments	8.50%
C000012066 | Communication Services
Holdings [Line Items]
Percent of Total Investments	5.00%
C000012066 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	21.10%
C000012066 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.90%
C000012066 | Industrials
Holdings [Line Items]
Percent of Total Investments	24.50%
C000012066 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012066 | Energy
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012066 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.90%
C000012066 | Materials
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012066 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.40%
S000091281 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.90%
S000091281 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.00%
S000091281 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	2.80%
S000091281 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	3.00%
S000091281 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
S000091281 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.80%
S000091281 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	2.70%
S000091281 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	2.20%
S000091281 | Berkshire Hathaway, Inc., B, , 0
Holdings [Line Items]
Percent of Total Investments	1.90%
S000091281 | JPMorgan Chase & Co., , , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
S000091281 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.90%
S000091281 | Financials
Holdings [Line Items]
Percent of Total Investments	15.00%
S000091281 | Communication Services
Holdings [Line Items]
Percent of Total Investments	8.70%
S000091281 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.50%
S000091281 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.30%
S000091281 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.70%
S000091281 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.30%
S000091281 | Energy
Holdings [Line Items]
Percent of Total Investments	4.80%
S000091281 | Utilities
Holdings [Line Items]
Percent of Total Investments	3.00%
S000091281 | Materials
Holdings [Line Items]
Percent of Total Investments	2.50%
S000091281 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
S000093347 | Palo Alto Networks, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
S000093347 | KLA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
S000093347 | TJX Cos., Inc. (The), , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
S000093347 | Amphenol Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
S000093347 | Analog Devices, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
S000093347 | Eaton Corp. plc, , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
S000093347 | Welltower, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
S000093347 | S&P Global, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
S000093347 | Arista Networks, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
S000093347 | Prologis, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.80%
S000093347 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.30%
S000093347 | Financials
Holdings [Line Items]
Percent of Total Investments	16.00%
S000093347 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.90%
S000093347 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
S000093347 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.00%
S000093347 | Industrials
Holdings [Line Items]
Percent of Total Investments	17.20%
S000093347 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%
S000093347 | Energy
Holdings [Line Items]
Percent of Total Investments	6.30%
S000093347 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.50%
S000093347 | Materials
Holdings [Line Items]
Percent of Total Investments	6.00%
S000093347 | Real Estate
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012038 | United Therapeutics Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012038 | TechnipFMC plc, , , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012038 | Casey's General Stores, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.70%
C000012038 | Curtiss-Wright Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012038 | Flex Ltd., , , 0
Holdings [Line Items]
Percent of Total Investments	1.50%
C000012038 | XPO, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.40%
C000012038 | Woodward, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012038 | Royal Gold, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012038 | ATI, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012038 | MasTec, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.20%
C000012038 | Information Technology
Holdings [Line Items]
Percent of Total Investments	17.40%
C000012038 | Financials
Holdings [Line Items]
Percent of Total Investments	7.20%
C000012038 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.60%
C000012038 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000012038 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.40%
C000012038 | Industrials
Holdings [Line Items]
Percent of Total Investments	31.90%
C000012038 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012038 | Energy
Holdings [Line Items]
Percent of Total Investments	3.30%
C000012038 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000012038 | Materials
Holdings [Line Items]
Percent of Total Investments	3.60%
C000012038 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.50%
C000012039 | US Foods Holding Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.30%
C000012039 | Alcoa Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012039 | Ovintiv, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.10%
C000012039 | Reliance, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012039 | Permian Resources Corp., A, , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012039 | Annaly Capital Management, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012039 | Jones Lang LaSalle, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012039 | Performance Food Group Co., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012039 | Reinsurance Group of America, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012039 | WESCO International, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012039 | Information Technology
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012039 | Financials
Holdings [Line Items]
Percent of Total Investments	22.60%
C000012039 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.50%
C000012039 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	12.50%
C000012039 | Health Care
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012039 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.20%
C000012039 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.10%
C000012039 | Energy
Holdings [Line Items]
Percent of Total Investments	7.60%
C000012039 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012039 | Materials
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012039 | Real Estate
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012044 | Primoris Services Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012044 | Viavi Solutions, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012044 | Argan, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012044 | FormFactor, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012044 | ESCO Technologies, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	1.00%
C000012044 | Armstrong World Industries, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012044 | Sanmina Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012044 | DigitalOcean Holdings, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012044 | Krystal Biotech, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012044 | Zurn Elkay Water Solutions Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012044 | Information Technology
Holdings [Line Items]
Percent of Total Investments	16.40%
C000012044 | Financials
Holdings [Line Items]
Percent of Total Investments	14.40%
C000012044 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.10%
C000012044 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.10%
C000012044 | Health Care
Holdings [Line Items]
Percent of Total Investments	15.30%
C000012044 | Industrials
Holdings [Line Items]
Percent of Total Investments	22.00%
C000012044 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.40%
C000012044 | Energy
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012044 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.10%
C000012044 | Materials
Holdings [Line Items]
Percent of Total Investments	3.20%
C000012044 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.70%
C000012084 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	8.40%
C000012084 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	8.30%
C000012084 | Micron Technology, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	7.00%
C000012084 | Monolithic Power Systems, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012084 | KLA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012084 | Advanced Micro Devices, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	6.50%
C000012084 | Applied Materials, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.90%
C000012084 | Marvell Technology, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012084 | Intel Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.10%
C000012084 | Teradyne, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012084 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	100.00%
C000254701 | NVIDIA Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	16.00%
C000254701 | Apple, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	14.10%
C000254701 | Microsoft Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	6.00%
C000254701 | Amazon.com, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254701 | Alphabet, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	6.30%
C000254701 | Broadcom, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000254701 | Alphabet, Inc., C, , 0
Holdings [Line Items]
Percent of Total Investments	5.10%
C000254701 | Meta Platforms, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.10%
C000254701 | Tesla, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000254701 | Berkshire Hathaway, Inc., B, , 0
Holdings [Line Items]
Percent of Total Investments	4.60%
C000254701 | Information Technology
Holdings [Line Items]
Percent of Total Investments	42.40%
C000254701 | Financials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000254701 | Communication Services
Holdings [Line Items]
Percent of Total Investments	17.60%
C000254701 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000254701 | Health Care
Holdings [Line Items]
Percent of Total Investments	8.80%
C000254701 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.10%
C000254701 | Energy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012083 | Ciena Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	4.70%
C000012083 | Equinix, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	10.00%
C000012083 | American Tower Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	9.40%
C000012083 | Digital Realty Trust, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	9.10%
C000012083 | SBA Communications Corp., , , 0
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012083 | Crown Castle, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.40%
C000012083 | Uniti Group, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	5.20%
C000012083 | Cisco Systems, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012083 | NetApp, Inc., , , 0
Holdings [Line Items]
Percent of Total Investments	4.30%
C000012083 | CoreWeave, Inc., A, , 0
Holdings [Line Items]
Percent of Total Investments	4.20%
C000012083 | Semiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	7.10%
C000012083 | Software
Holdings [Line Items]
Percent of Total Investments	0.80%
C000012083 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Total Investments	7.50%
C000012083 | IT Services
Holdings [Line Items]
Percent of Total Investments	8.00%
C000012083 | Communications Equipment
Holdings [Line Items]
Percent of Total Investments	31.30%
C000012083 | Specialized REITs
Holdings [Line Items]
Percent of Total Investments	40.10%
C000012083 | Diversified Telecommunication Services
Holdings [Line Items]
Percent of Total Investments	5.20%